Investments - Continuous Loss Position (Details) $ in Millions	Mar. 31, 2026 USD ($) security	Dec. 31, 2025 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 483.1	$ 136.2
Gross unrealized losses	(4.3)	(0.5)
Gross unrealized losses	$ (0.3)	$ (0.1)
Number of securities | security	542	215
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 168.0	$ 50.1
Gross unrealized losses	(0.9)	(0.1)
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	71	49
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 5.3	$ 5.3
Gross unrealized losses	0.0	0.0
Gross unrealized losses	$ (0.1)	$ 0.0
Number of securities | security	3	3
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 221.3	$ 53.3
Gross unrealized losses	(2.6)	(0.3)
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	381	132
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 9.9	$ 2.2
Gross unrealized losses	(0.1)	0.0
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	4	1
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 2.8
Gross unrealized losses	(0.1)
Gross unrealized losses	$ 0.0
Number of securities | security	6
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 75.8	$ 25.3
Gross unrealized losses	(0.6)	(0.1)
Gross unrealized losses	$ (0.2)	$ 0.0
Number of securities | security	77	30